Intangible assets	12 Months Ended
Mar. 31, 2018
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Intangible assets
15.	Intangible assets

Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Total
	(In millions)
Cost as at April 1, 2017	Rs.	52,128.4	Rs.	13,136.9	Rs.	5,166.0	Rs.	1,950.0	Rs.	468,329.6	Rs.	50,035.0	Rs.	590,745.9
Additions		8,472.0		427.5		223.1		615.3		155,417.4		—		165,115.3
Asset acquired in Business Combination		126.2		—		—		335.9		—		—		462.1
Assets classified as held for sale		(2,488.3)		(16.8)		(486.9)		—		—		—		(2,992.0)
Currency translation differences		6,943.2		1,673.6		710.5		367.1		69,602.0		7,028.1		86,324.5
Fully amortized not in use		(2,166.2)		—		—		—		(11,928.4)		—		(14,094.6)

Cost as at March 31, 2018		63,015.3		15,221.2		5,612.7		3,268.3		681,420.6		57,063.1		825,601.2
Accumulated amortization at April 1, 2017		(22,148.2)		(10,960.5)		(2,254.4)		(396.2)		(207,832.3)		—		(243,591.6)
Amortization for the year		(9,972.6)		(1,350.7)		(260.9)		(536.7)		(90,076.4)		—		(102,197.3)
Assets Held for Sale		1,700.5		6.4		109.6		—		—		—		1,816.5
Write down of assets		(1,127.1)		—		—		—		—		—		(1,127.1)
Currency translation differences		(2,970.2)		(1,651.6)		(325.5)		50.6		(31,727.3)		—		(36,624.0)
Fully amortized not in use		2,166.2		—		—		—		11,928.4		—		14,094.6
Accumulated amortization at March 31, 2018		(32,351.4)		(13,956.4)		(2,731.2)		(882.3)		(317,707.6)		—		(367,628.9)

Net carrying amount as at March 31, 2018	Rs.	30,663.9	Rs.	1,264.8	Rs.	2,881.5	Rs.	2,386.0	Rs.	363,713.0	Rs.	57,063.1	Rs.	457,972.3
Capital work-in-progress														227,195.6

Total													Rs.	685,167.9

													US$	10,512.7

Cost as at April 1, 2016	Rs.	59,652.4	Rs.	15,255.7	Rs.	6,050.0	Rs.	820.8	Rs.	499,825.3	Rs.	59,021.8	Rs.	640,626.0
Additions		7,991.3		17.9		—		1,294.3		75,330.0		—		84,633.5
Currency translation differences		(8,214.7)		(2,136.7)		(884.0)		(165.1)		(70,353.9)		(8,986.8)		(90,741.2)
Fully amortized not in use		(7,300.6)		—		—		—		(36,471.8)		—		(43,772.4)

Cost as at March 31, 2017		52,128.4		13,136.9		5,166.0		1,950.0		468,329.6		50,035.0		590,745.9
Accumulated amortization at April 1, 2016		(24,918.1)		(11,499.5)		(2,282.7)		(397.1)		(193,706.3)		—		(232,803.7)
Amortization for the year		(7,597.3)		(1,316.7)		(289.7)		(10.6)		(78,634.2)		—		(87,848.5)
Write down of assets		—		—		—		—		(310.4)		—		(310.4)
Currency translation differences		3,066.6		1,855.7		318.0		11.5		28,346.8		—		33,598.6
Fully amortized not in use		7,300.6		—		—		—		36,471.8				43,772.4
Accumulated amortization at March 31, 2017		(22,148.2)		(10,960.5)		(2,254.4)		(396.2)		(207,832.3)		—		(243,591.6)

Net carrying amount as at March 31, 2017	Rs.	29,980.2	Rs.	2,176.4	Rs.	2,911.6	Rs.	1,553.8	Rs.	260,497.3	Rs.	50,035.0	Rs.	347,154.3
Capital work-in-progress														224,359.5

Total													Rs.	571,513.8

1.

The useful life of trademarks and brands in respect of the acquired Jaguar Land Rover businesses have been determined to be indefinite as the Company expects to generate future economic benefits indefinitely from these assets.

These indefinite life intangible assets have been allocated to the Jaguar Land Rover businesses. The recoverable amount of the cash generating unit has been determined based on value in use. Value in use has been determined based on future cash flows after considering current economic conditions and trends, estimated future operating results, growth rates and anticipated future economic conditions.

The estimated cash flows for a period of five years were developed using internal forecasts, and has been discounted using a pre-tax discount rate of 8.7%. The cash flows beyond five years have been extrapolated assuming 2.0% growth rate. The management believes that any reasonably possible change in the key assumptions would not cause the carrying amount to exceed the recoverable amount of the cash generating unit.

2.

During the year ended March 31, 2014, legislation was enacted that allows United Kingdom (UK) companies to elect for the Research and Development Expenditure Credit (RDEC) on qualifying expenditures incurred since April 1, 2013, instead of the existing super-deduction rules. As a result of this election by the Company’s subsidiary in the UK, Rs. 8,717.5 million, Rs. 7,626.7 million and Rs. 6,509.0 million of the RDEC, for the years ended March 31, 2018, 2017 and 2016, respectively, the proportion relating to capitalized product development expenditure, have been off set against these assets. The remaining Rs. 3,845.9 million, Rs. 3,331.1 million and Rs.3,747.6million for the years ended March 31, 2018, 2017and 2016, respectively, have been recognized as miscellaneous income, a component of other income/(loss) (net).

3.	In Fiscal 2017, the Company revised useful life of intangible assets, resulting in additional amortization of Rs. 2,003.5 million.

4.

The Company discontinued development of certain product development programs included in capital work in progress and has consequently written off Rs. 20,601.5 million and Rs. 9,176.6 million for the year ended March 31, 2018 and 2017, respectively (included in assets written off/loss on sale of assets and others (net).

5.

For the year ended March 31, 2018, additions to capital work in progress was Rs.164,960.7 million, amount classified as held for sale was Rs.1,901.0 million and the impact of foreign currency translation adjustment was a gain of Rs.24,267.4 million.